Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	360 FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001319067
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2024
Prospectus Date	rr_ProspectusDate	Mar. 29, 2024
FinTrust Income and Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the FinTrust Income and Opportunity Fund (the “Fund”) is total return comprised of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your household invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 17 of this prospectus and the section captioned “Purchases” beginning on page 33 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. For the fiscal year ended November 30, 2023, the Fund’s portfolio turnover rate was 739.85% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	739.85%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This expense example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through March 31, 2025. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment objective is total return comprised of income and capital appreciation. To meet its investment objective, the Fund will invest primarily in domestic equity securities that, in the opinion of the manager, have above-average intellectual property portfolios and other characteristics, like strong earnings and dividend growth relative to their sector competitors, and that are members of the S&P 1500 Composite. The S&P 1500 Composite combines the S&P 500, an index of large-capitalization issuers, the S&P Midcap 400, and the S&P Small Cap 600 to cover approximately 90% of the U.S. market capitalization. As of November 30, 2023, the capitalization of companies in the S&P 1500 Composite ranged from $280 million to $3 trillion, with a mean of $34.2 billion and a median of $5.63 billion. The Fund also engages in short selling to the extent permitted under the Investment Company Act of 1940 (the “1940 Act’). The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objective and the policies are permissible under the 1940 Act. The Fund will seek to produce income through dividends paid on securities and options (e.g., premium income on the sale of an option) and total return through an options strategy.

The Fund will typically invest in issuers that have established markets and operations and generate excess cash flow. The Fund looks for stocks with attributes that suggest they will thrive in good markets and survive potential economic setbacks. The Fund employs detailed quantitative assessments to construct its equity portfolio. Portfolio parameters include, but are not limited to, a quantitative valuation of the strength of the company’s intellectual property portfolio, steady growing earnings, dividend yield with a tendency to raise such yield, and availability at reasonable price-earnings ratios. The Fund seeks to invest in stocks that are undervalued by the market but with strong business models, which may provide for lower levels of market volatility or non-correlated volatility. The Fund also prefers to invest in stocks that have options traded on them. The Fund will rebalance and adjust its equity portfolio as the Adviser deems necessary and appropriate.

The Fund may also invest in companies that are experiencing a “special situation” that makes them undervalued relative to their long-term potential. Developments creating special situations may include new intellectual property developments, intellectual property licensing deals, mergers, spin-offs, litigation resolutions, new products, or management changes. The Fund may also invest in convertible securities.

The Fund also seeks to generate income for shareholders by selling options against the risk taken by owning common stocks. For example, the Fund intends to sell covered call options on a portion of its stock holdings. This income is designed to, over time, add to portfolio stability and improve returns. The Fund also uses option strategies to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment as to the advantages of selling call options on the Fund’s equity investments.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

The Fund is actively managed, and its portfolio is therefore expected to be traded frequently and will likely experience high portfolio turnover. Frequent and active trading may result in greater expenses to the Fund, which may lower its performance.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235 or at the Fund’s website at www.fintrustfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results vary from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 244-6235
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fintrustfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-by-Year Total Return (for periods ended December 31)

During the period shown in the bar chart, the highest return for a quarter was 18.99% during the quarter ended June 30, 2020, and the lowest return for a quarter was (19.92)% during the quarter ended March 31, 2020.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2023, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the Institutional Class shares, and after-tax returns for the Class A shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge. After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2023, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the Institutional Class shares, and after-tax returns for the Class A shares will vary.

FinTrust Income and Opportunity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You may lose money on your investment in the Fund.
FinTrust Income and Opportunity Fund | Market risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets. The Fund’s performance per share will change daily based on many factors that may generally affect the stock market, including fluctuation in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

FinTrust Income and Opportunity Fund | Active management risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active management risk – The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

FinTrust Income and Opportunity Fund | Interest rate risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based on investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. The level of premiums from call options selling and the amounts available for distribution from the Fund’s options activity may decrease in declining interest rate environments. Any preferred stocks paying fixed dividend rates in which the Fund invests will likely change in value as market interest rates move. When interest rates rise, the market value of such securities generally falls. If the Fund invests in preferred stocks, the net asset value and price of the common stock may decline if market interest rates rise. During periods of declining interest rates, an issuer of preferred stock may exercise its option to redeem securities prior to maturity, forcing the Fund to reinvest in lower-yielding securities.

FinTrust Income and Opportunity Fund | Issuer risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. When the Fund sells shares, they may be worth more or less than what the Fund paid for them, which means that the Fund could lose money and the value of your investment in the Fund could decrease.

FinTrust Income and Opportunity Fund | Equity risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity risk – Equity risk is the risk that securities held by the Fund will fall due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, and the particular circumstances and performance of particular companies whose securities the Fund holds. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by the Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by the Fund. Also, the common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common equity securities in which the Fund will invest are structurally subordinated to preferred stocks, bonds, and other debt instruments in a company’s capital structure, in terms of priority to corporate income and liquidation preference, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. Additionally, common stock prices may be sensitive to rising interest rates as the costs of capital rise and borrowing costs increase.

FinTrust Income and Opportunity Fund | Large company risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

FinTrust Income and Opportunity Fund | Small-cap and Mid-cap stock risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small-cap and Mid-cap stock risks. Investing in issuers within these categories carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the Fund invests in securities issued by small-cap and mid-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small- and mid-cap-sized companies have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small- and mid-cap-sized companies are typically more sensitive to changes in overall economic conditions, and their securities may be difficult to trade.

FinTrust Income and Opportunity Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk. The Fund may incur high portfolio turnover in connection with managing its investment exposure. High levels of portfolio transactions increase transaction costs and may result in increased taxable gains. Additionally, such trading may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Fund’s returns and increase taxable distributions to shareholders.

FinTrust Income and Opportunity Fund | Special Situations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Situations Risk - Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments the Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations, or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

FinTrust Income and Opportunity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-diversified fund risk – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

FinTrust Income and Opportunity Fund | Short Sale Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Sale Risk — The Fund may incur a loss (without limit) because of a short sale if the market value of the borrowed security (i.e., the Fund’s short position) increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

FinTrust Income and Opportunity Fund | Other Investment Companies (Including ETFs) Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Other Investment Companies (Including ETFs) Risk —Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. Additionally, if the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment companies and ETF shares may potentially trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

FinTrust Income and Opportunity Fund | Options risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options risk – Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strikes prices of the written put options but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

FinTrust Income and Opportunity Fund | Limits on Option Selling risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limits on Option Selling risk – The number of call options the Fund can sell is limited by the number of shares of common stock the Fund holds or cash collateral posted and further limited by the fact that the listed call options on individual common stocks generally trade in units representing 100 shares of the underlying stock. Furthermore, the Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade, or other trading facilities on which such options are traded. Such limitations govern the maximum number of options in each class that may be sold or purchased by a single investor or group of investors acting in concert, regardless of whether the options are sold or purchased on the same or different exchanges, boards of trade, or other trading facilities or are held or sold in one or more accounts or through one or more brokers. So, the number of options that the Fund may sell or purchase may be affected by options sold or purchased by other investment advisory clients of the Adviser. An exchange, board of trade, or another trading facility may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions.

FinTrust Income and Opportunity Fund | Options Strategy risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Options Strategy risk – The Fund’s option strategies consist of selling and purchasing put and call options on equity indexes and ETFs and equity securities. The sale of put options generates income for the Fund but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options.

FinTrust Income and Opportunity Fund | Derivatives risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives risk – The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate, or instrument underlying a derivative or due to the failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of the Fund shares may decline, and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may significantly exceed the initial investment.

FinTrust Income and Opportunity Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities may also be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

FinTrust Income and Opportunity Fund | General Fund Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

General Fund Investing risk – The Fund is not a complete investment program, and you may lose money by investing in the Fund. All investments carry a certain amount of risk, and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund operating expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund operating expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Also, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and should be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or individual. Mutual funds, investment advisers, other market participants, and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse impact on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

FinTrust Income and Opportunity Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.60%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016	[1]
FinTrust Income and Opportunity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HROAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.01%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 766
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,363
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,983
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,644
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	3.90%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.40%
5 Years	rr_AverageAnnualReturnYear05	2.77%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HIOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.02%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	785
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,035
Annual Return 2017	rr_AnnualReturn2017	8.69%
Annual Return 2018	rr_AnnualReturn2018	(6.46%)
Annual Return 2019	rr_AnnualReturn2019	13.28%
Annual Return 2020	rr_AnnualReturn2020	10.65%
Annual Return 2021	rr_AnnualReturn2021	(1.24%)
Annual Return 2022	rr_AnnualReturn2022	(9.11%)
Annual Return 2023	rr_AnnualReturn2023	15.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.92%)
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	5.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.35%
5 Years	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016
FinTrust Income and Opportunity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.67%
5 Years	rr_AverageAnnualReturnYear05	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 2016

[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses for investing in the individual securities that they track, and individuals cannot invest directly in any index.
[2]	Contingent Deferred Sales Charge applies only when a shareholder purchase in the Fund totals $1 million or more and shares are redeemed within one year from the date of purchase.
[3]	FinTrust Capital Advisors, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized following generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% through at least March 31, 2025. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred if the Fund can make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated for at least one year after the effective date without the Board of Trustees’ approval.